Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 381,756	$ 121,681
Commissions and other agent-related costs	349,806	110,587
Gross Profit	31,950	11,094
General and administrative expenses	24,155	10,573
Marketing expenses	22,674	7,808
Research and development expenses	4,867	3,979
Operating Loss	(19,746)	(11,266)
Other income	729	249
Listing expenses	(151)
Finance expenses, net	(1,167)	(662)
Net Loss	(20,335)	(11,679)
Net Income Attributable to Noncontrolling Interests	242
Net Loss Attributable to Owners of the Company	(20,577)	(11,679)
Other comprehensive income/(loss):
Cumulative (Gain)/Loss on Investments in Debt Instruments Classified as at FVTOCI Reclassified to Profit or Loss	(407)	(352)
Foreign currency translation adjustment	285	5
Total Comprehensive Loss Attributable to Owners of the Company	(20,699)	(12,026)
Total Comprehensive Income Attributable to NCI	242
Total Comprehensive Loss	$ (20,457)	$ (12,026)
Loss per share
Basic and diluted loss per share	$ (0.12)	$ (0.07)
Weighted-average shares, basic and diluted	178,201	170,483